Document and Entity Information	Dec. 22, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590877
Document Type	8-K
Document Period End Date	Dec. 22, 2020
Entity Registrant Name	REGENXBIO Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37553
Entity Tax Identification Number	47-1851754
Entity Address, Address Line One	9600 Blackwell Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	552-8181
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false